Convertible Note Payable (Details Narrative) - USD ($)						12 Months Ended
	Mar. 14, 2014	May. 03, 2013	Feb. 15, 2013	Apr. 03, 2012	Aug. 09, 2008	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	May. 30, 2014
Class of Warrant or Rights Granted						4,293,013	1,439,560
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Proceeds from Issuance or Sale of Equity						$ 3,072,170	$ 8,178,471
Stock Issued During Period, Shares, Other						204,750	940,000
Preferred Stock Redemption Premium						$ 2,243,410	$ 0
Warrants, Grants in Period, Weighted-Average, Fair Value Granted in Period						$ 5,305,513	$ 8,187,817
Series AA Preferred Stock [Member]
Convertible Preferred Stock, Terms of Conversion							Upon conversion of the Series AA preferred stock to Common Stock, the Company will issue warrants at a price of $1.00 per share for each share of the Series AA preferred stock that is converted.
Temporary Exercise Period [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.50
Proceeds from Issuance or Sale of Equity							$ 3,072,170
Convertible Debt [Member]
Debt Instrument, Face Amount					$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage				12.50%	10.00%
Debt Instrument, Convertible, Terms of Conversion Feature				The Conversion Agreement further stated that Mr. Frenkel would convert all money owed into a combination of common and Series AA preferred stock on the date that the Company had received an aggregate of $5,000,000 in equity investment following the date of the Conversion Agreement and warrants. Of the debt converted, $470,000 would be converted into common stock at $1.00 per share or the price offered to any investor subsequent to the Conversion Agreement, if lower. The remainder would be converted into Series AA preferred stock at $1.00 per share or the price offered to any investor subsequent to the Conversion Agreement, if lower.	convertible into 575,350 shares, at any time prior to maturity, at the option of the holder, into Global Recycling common stock at a conversion price of $2.50 per share.
Debt Instrument, Convertible, Conversion Price			$ 0.50		$ 2.50
Debt Instrument, Collateral					The Frenkel Convertible Note was secured by a lien on Global Recycling’s provisional patent application, including the GlyEco TechnologyTM Patent.
Class of Warrant or Rights Granted			940,000		480,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00		$ 0.025
Debt Instrument, Maturity Date				Dec. 31, 2013
Preferred Stock, Redemption Terms				The Series AA preferred stock shall in all respects be the same as common stock, except for the following features: (i) the Series AA preferred stock shall accrue a dividend of 12.5% per year, compounded semi-annually; (ii) the Series AA preferred stock shall have priority in payment upon liquidation over common stock to the extent of the $1,171,375 and all accrued but unpaid dividends; (iii) the Series AA preferred stock shall automatically convert into common stock at the rate of one share of common stock for each $1 of the Series AA preferred stock plus accrued but unpaid dividends if the closing price on the common stock on the OTC/BB is $5.00 per share for 20 consecutive trading days, or if the stock is listed on NYSE or NASDAQ; (iv) the original issue price of $1,171,375 plus all accrued but unpaid dividends shall be due and payable on December 31, 2013 if the Series AA preferred stock is not converted to common stock under the terms herein by such date; and (v) the Series AA preferred stock shall provide that the holder may not voluntarily convert into common stock to the extent that the holder will beneficially own in excess of 9.99% of the then issued and outstanding common stock of the Company.
Convertible Notes Payable			$ 1,641,375
Debt Conversion, Converted Instrument, Shares Issued			940,000
Interest Expense, Other							392,170
Interest Expense, Debt							24,913
Convertible Preferred Stock, Terms of Conversion	conversion rate of one share of Common Stock for each one share of Series AA Preferred Stock redeemed
Convertible Preferred Stock, Shares Issued upon Conversion	2,342,750
Debt Instrument, Description	Further, per the terms of the Conversion Agreement, a three-year warrant to purchase one share of Common Stock was issued for each share of Common Stock received in the redemption.
Class of Warrant or Right, Term	3 years
Convertible Debt [Member] | Minimum [Member]
Proceeds from Issuance or Sale of Equity							$ 5,000,000
Convertible Debt [Member] | Series AA Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price			$ 0.50
Debt Conversion, Converted Instrument, Shares Issued			2,342,750
Convertible Debt [Member] | Shares Issued For Extension Of Debt [Member]
Stock Issued During Period, Shares, Other	262,763
Convertible Debt [Member] | Investor [Member]
Class of Warrant or Rights Granted	2,605,513
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Preferred Stock, Redemption Price Per Share	$ 1.46
Preferred Stock, Redemption Amount	$ 3,414,785
Preferred Stock, Redemption Premium Price Per Share	$ 0.85
Preferred Stock Redemption Premium	$ 1,975,392
Preferred Stock Conversions, Inducement Premium	$ 0.11
Preferred Stock Conversions, Inducements	$ 268,018
Preferred Stock, Redemption and Inducement Premium	$ 2,243,410
Warrants, Expiration Date	Mar. 14, 2017
Warrant, Exercise Price, Description	In the event the Company’s common stock trades at an average of at least $3.00 per share for a period of not less than twenty consecutive trading days and the warrants have been registered under an effective Registration Statement, Mr. Frenkel shall be required to fully exercise the warrants within ten business days following the twentieth trading day. The exercise price of the warrants may be adjusted upon any increase or decrease in the number of issued shares of our common stock resulting from any stock split, reverse stock split, split-up, combination or exchange of shares, consolidation, spin-off, reorganization, or recapitalization of shares.
Warrants, Grants in Period, Weighted-Average, Fair Value Granted in Period	$ 0.29
Convertible Debt [Member] | Investor [Member] | Fair Value Of Common Shares Over Book Value Of Preferred Stock [Member]
Preferred Stock Redemption Premium	$ 1,218,230
Convertible Debt [Member] | Investor [Member] | Fair Value Of Warrants [Member]
Preferred Stock Redemption Premium	$ 757,162
Notes Payable to Banks [Member]
Debt Instrument, Face Amount		$ 20,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Collateral		The Note Payable is collateralized by a vehicle.
Debt Instrument, Maturity Date		May 02, 2016
Notes Payable, Other Payables [Member]
Debt Instrument, Face Amount									$ 115,000
Debt Instrument, Interest Rate, Stated Percentage									12.00%